Share-Based Compensation to Employees (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 07, 2025	Jun. 30, 2025	Jun. 30, 2026
Share-Based Compensation to Employees [Line Items]
Shares granted for employees (in Shares)	9,000
Share-based compensation expenses		$ 3,429
Unrecognized compensation expense